Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2024	May 31, 2023	Feb. 29, 2024	Feb. 28, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 286,237	$ 329,033	$ 1,449,925	$ 676,853
Impairment losses	$ 0	$ 0